Consolidated Balance Sheets Balance Sheet (Paranthetical) - shares	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Authorized	1,077,533,798	1,119,846,600
Issued	1,077,533,798	1,119,846,600
Outstanding	1,077,533,798	1,119,846,600
Class D Units [Member]
Class of Stock [Line Items]
Authorized	3,080,000	3,080,000
Issued	3,080,000	3,080,000
Outstanding	3,080,000	3,080,000